Description of Business and Basis of Presentations	12 Months Ended
Dec. 31, 2021
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation

Note 1 —Description of Business and Basis of Presentation

Lightning eMotors, Inc. (the “Company”) is an innovative automotive manufacturing and research company based in Loveland, Colorado. The Company operates in the zero-emission vehicle (“ZEV”) market and manufactures zero-emission Class 3 to 7 Battery Electric Vehicles (“BEV”) and Fuel Cell Electric Vehicles (“FCEV”), and infrastructure solutions for commercial medium duty vans and motorcoach fleets. The Company also sells charging systems as an ancillary supporting product. The Company operates predominately in the United States.

The Company was formed as a Limited Liability Company (“LLC”) in the state of Delaware on September 25, 2012 under the name Lightning Hybrids LLC and was converted from an LLC to a Delaware corporation (“C corporation”), which became effective on December 31, 2019.

On May 6, 2021 (the "Closing Date"), GigCapital3, Inc. ("Gig"), consummated the previously announced merger pursuant to the Business Combination Agreement, dated December 10, 2020 (the "Business Combination Agreement"), by and among Project Power Merger Sub, Inc., a wholly-owned subsidiary of Gig incorporated in the State of Delaware ("Merger Sub"), and Lightning Systems, Inc., a Delaware corporation ("Lightning Systems"). Pursuant to the terms of the Business Combination Agreement, a business combination between Gig and Lightning Systems was effected through the merger of Merger Sub with and into Lightning Systems, with Lightning Systems surviving as the surviving company and as a wholly-owned subsidiary of Gig (the "Business Combination").

On the Closing Date, and in connection with the closing of the Business Combination, Gig changed its name to Lightning eMotors, Inc. Lightning Systems was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification ("ASC") 805, Business Combinations. This determination was primarily based on Lightning Systems stockholders prior to the Business Combination having a majority of the voting interests in the combined company, Lightning Systems operations comprising the ongoing operations of the combined company and Lightning Systems senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Lightning Systems issuing stock for the net assets of Gig, accompanied by a recapitalization. The net assets of Gig are stated at historical cost, with no goodwill or other intangible assets recorded.

While Gig was the legal acquirer in the Business Combination, Lightning Systems was deemed the accounting acquirer, the historical financial statements of Lightning Systems became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Lightning Systems prior to the Business Combination; (ii) the combined results of the Company and Lightning Systems following the closing of the Business Combination; (iii) the assets and liabilities of Lightning Systems at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company's common stock, $0.0001 par value per share (“Common Stock”) issued to Lightning Systems stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Lightning Systems redeemable convertible preferred stock and Lightning Systems common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of approximately 0.9406 shares (the “Exchange Ratio”) established in the Business Combination Agreement. Activity within the statement of stockholders' equity for the issuances and repurchases of Lightning Systems convertible redeemable preferred stock, were also retroactively converted to Lightning Systems common stock. For more details on the reverse recapitalization, see Note 3.

Basis of presentation

The accompanying financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”). The audited financial information reflects, in the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the periods indicated.

The financial statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior period balances in the consolidated balance sheets and statements of cash flows have been combined or reclassified to conform to current period presentation. Such reclassifications had no impact on net loss or shareholders’ equity previously reported.

Out-of-Period Adjustments

During the three months ended June 30, 2021, the Company identified an error related to the failure to account for the modification of an operating lease for one of its facilities amended in November 2020. The modification extended the term of the lease from November 2024 to February 2027. As a result of the error Operating lease right-of-use assets, Total Assets, Lease Obligation (current and long-term), and Net loss were understated in the periods ended March 31, 2021 and December 31, 2020. The Company assessed the materiality of these errors considering the relevant quantitative and qualitative factors and concluded that the errors were not material to the Consolidated Financial Statements taken as a whole. As such, during the three months ended June 30, 2021, the Company recorded the following out-of-period adjustment to correct the error: increased “right-of-use asset” $2,272, increased “cost of revenues” $14, increased “selling, general and administrative” expense $47, increased “current portion of operating lease obligation” $100, and increased “operating lease obligation, net of current portion” $2,233. The consolidated statements of operations for the year ended December 31, 2021, the consolidated balance sheet as of December 31, 2021 and the consolidated statements of stockholders’ equity and cash flows for the year ended December 31, 2021 reflect the above adjustments.

Liquidity

As of December 31, 2021, the Company had $168,538 in cash and cash equivalents. For the year ended December 31, 2021, the net loss of the Company was $100,769. Cash flow used in operating activities was $65,807 for the year ended December 31, 2021. The Company had positive working capital of $184,981 as of December 31, 2021 primarily as a result of the Business Combination. The current and historical operating cash flows, current cash and working capital balances, and forecasted obligations of the Company were considered in connection with management’s evaluation of the Company’s ongoing liquidity. As a result of the Business Combination, the Company received net proceeds of $216,812 in cash, after paying off the outstanding working capital facilities, the secured promissory note, and unsecured facility agreements. The cash proceeds received from the transaction are expected to provide sufficient capital to fund planned operations for one year from the date of financial statements issuance. We believe our cash and cash equivalents balance will be sufficient to continue to operate our business over the next twelve-month period from the date the financial statements were issued. However, we will require additional capital to fund the growth and scaling of our manufacturing facilities and operations; further develop our products and services, including those for orders in our order backlog; and fund possible acquisitions. Until we can generate sufficient cash flow from operations, we expect to finance our operations through a combination of the merger proceeds we received from the Business Combination as well as from additional public offerings, debt financings or other capital markets transactions, collaborations or licensing arrangements. The amount and timing of our future funding requirements depend on many factors, including the pace and results of our development efforts and our ability to scale our operations.

COVID-19

Since the first quarter of 2020, there has been a worldwide impact from the COVID-19 pandemic. Numerous government regulations and public advisories, as well as shifting social behavior, temporarily limited or closed non-essential transportation, government functions, business activities and person-to-person interactions. Beginning in the first quarter of 2021, there has been a trend in many parts of the world of increasing availability and administration of vaccines against COVID-19, as well as an easing of restrictions on social, business, travel and government activities and functions. On the other hand, infection rates and regulations continue to fluctuate in various regions.

The global impacts resulting from the pandemic are ongoing, including challenges and increases in costs for logistics and supply chains, such as supplier delays and/or shortages of battery cells, motors and chassis. These supply chain issues adversely impacted the Company’s 2020 and 2021 revenue which negatively impacted the Company’s results of operations, cash flows and financial condition. However, the full extent of the future impact on the Company’s results of operations, cash flows, and financial condition cannot be reasonably estimated at this time.